                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.    Name and Address of issuer:

      Alliance Municipal Income Fund, Inc.
      1345 Avenue of the Americas
      New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/

3.    Investment Company Act File Number:

      811-4791

      Securities Act File Number:

      33-7812

4(a). Last day of fiscal year for which this Form is filed:

      October 31, 1998

4(b)./ / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c)./ / Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

    (i)  Aggregate sale price of securities
         sold during the fiscal year
         pursuant to section 24(f):                  $498,046,615

   (ii)  Aggregate price of securities
         redeemed or repurchased during the
         fiscal year:                                $346,568,999

  (iii)  Aggregate price of securities
         redeemed or repurchased during any
         prior fiscal year ending no earlier
         than October 11, 1995 that were not
         previously used to reduce
         registration fees payable to the
         Commission:                                 $391,760,071

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:              -$738,329,070

    (v)  Net sales - if Item 5(i) is greater
         than Item 5(iv) [subtract Item
         5(iv) from Item 5(i)]:                              $-0-

   (vi)  Redemption credits available for
         use in future years - if Item 5(i)
         is less than Item 5(iv) [subtract
         Item 5(iv) from Item 5(i)]:               ($240,282,455)

  (vii)  Multiplier for determining
         registration fee (See Instruction
         C.9):                                           x.000278

 (viii)  Registration fee due [multiply Item
         5(v) by Item 5(vii)] (enter "0" if
         no fee is due):                                    =$-0-

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 8,945,678. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
    D):                                                     +$-0-


8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                =$-0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    Method of Delivery:

                        / /  Wire Transfer

                        / /  Mail or other means



                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Domenick Pugliese
                            _________________________
                                Domenick Pugliese
                                Assistant Secretary


Date:  January 21, 1999

*Please print the name and title of the signing officer below the signature.

























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